Note 10 - Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % June 30, 2021	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co. (*)	-	-	July 8, 2013
Horton Maritime Co. (*)	-	-	June 26, 2013
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2020	June 30, 2021
Current assets	$46,006	$28,293
Non-current assets	516,171	94,220
Total assets	$562,177	$122,513

Current liabilities	$30,148	$6,399
Non-current liabilities	346,994	60,699
Total liabilities	$377,142	$67,098
	Six-month period ended June 30,
	2020	2021
Voyage revenue	$49,065	$29,457
Net income	$19,897	$11,480